BMC FUND, INC.

                            Financial Statements and
                         Additional Information for the
                       Six Months Ended September 30, 1998

BMC FUND, INC.


TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                            Page

Directors and Officers                                                         1

Letter to Shareholders                                                         2

Statement of Assets and Liabilities                                            3

Statement of Operations                                                        4

Statements of Changes in Net Assets                                            5

Notes to Financial Statements                                                6-7

Financial Highlights                                                           8

Schedules:
  I   Investments in Securities of Unaffiliated Issuers                     9-20
  II  Investments - Other than Securities                                     21
  III Investments in Affiliates                                               22

BMC FUND, INC.


DIRECTORS AND OFFICERS
--------------------------------------------------------------------------------

DIRECTORS

E. D. Beach                                        Lenoir, North Carolina
James T. Broyhill                                  Winston-Salem, North Carolina
Paul H. Broyhill                                   Lenoir, North Carolina
William E. Cooper                                  Dallas, Texas
Lawrence Z. Crockett                               Vero Beach, Florida
Willard A. Gortner                                 Naples, Florida
Allene B. Heilman                                  Clearwater, Florida
Harry Heltzer                                      Lenoir, North Carolina
Gene A. Hoots                                      Charlotte, North Carolina
Michael G. Landry                                  Fort Lauderdale, Florida
Dolph W. von Arx                                   Naples, Florida


OFFICERS

Paul H. Broyhill                                   Chairman
E. D. Beach                                        President, Secretary and
                                                   Treasurer
Carol Frye                                         Assistant Secretary and
                                                   Assistant Treasurer

DIRECTORS EMERITUS

Clarence E. Beach                                  Lenoir, North Carolina
Clarence A. Holden                                 Lenoir, North Carolina

CONFIDENTIAL: For the use of the shareholders and the Securities and Exchange Commission only.

TO OUR SHAREHOLDERS:

We are happy to present to you our semi-annual report, which we believe contains complete and pertinent financial information.

BMC Fund, Inc. became a Regulated Investment Company (RIC) on April 1, 1981. During the six months ended September 30, 1998, the Fund paid the following dividends per share:

      First of each month $.11 (7 months) (includes dividend
         declared September 25, 1998 and paid October 1, 1998)     $    .77
      Special dividend - June                                           .28
                                                                   --------

      Total                                                        $   1.05
                                                                   ========

We now have tax-exempt investments in 122 securities with an average time to maturity of approximately one year, five months. We have invested in issues of 25 states. Our highest investment in any state is North Carolina in which we have a par value of $23,507,000 invested. Our present holdings are rated as follows (in thousands):

      AAA                                                          $26,865
      AA                                                            18,830
      A                                                             30,867
                                                                   -------

      Total                                                        $76,562
                                                                   =======

In order to maintain an active role in investing, we have arranged our tax-exempt investments to mature at planned intervals as follows:

                                             Par Value            % of
      Calendar Year         Average         September 30,       Tax-Exempt
        Due Dates:           Yield              1998            Investments

          1998               3.95           $27,300,000            35.66
          1999               4.27            30,912,000            40.37
          2000               4.26            15,900,000            20.77
          2001               5.25             1,500,000             1.96
          2002               5.40               950,000             1.24
                             ----           -----------           ------

          Total              4.18           $76,562,000           100.00
                             ====           ===========           ======

In addition to the tax-exempt investments, we have a taxable portfolio with a fair market value of $44,440,827 at September 30, 1998.

It is our intent to render reports to shareholders each six months.


Paul H. Broyhill, Chairman                  E. D. Beach, President

BMC FUND, INC.


STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1998
--------------------------------------------------------------------------------

ASSETS AT MARKET VALUE:
  Investment securities (cost - $113,434,069)                       $122,125,642
  Investment in affiliates - wholly owned subsidiaries
   (equity value - $14,376,111)                                       21,547,144
  Investment real estate (cost - $147,640)                               150,000
  Cash                                                                   762,063
  Receivables, principally accrued interest                              919,494
  Other assets                                                            19,176
                                                                    ------------

          Total assets                                               145,523,519
                                                                    ------------

LIABILITIES:
  Due to brokers                                                       1,743,254
  Accounts payable and accrued expenses                                   38,140
  Dividends payable                                                      542,661
                                                                    ------------

          Total liabilities                                            2,324,055
                                                                    ------------

NET ASSETS AT SEPTEMBER 30, 1998 - EQUIVALENT TO $29.03 PER
  SHARE ON 4,933,281 SHARES OF $5.00 PAR VALUE COMMON STOCK
  OUTSTANDING - Authorized capital 70,000,000 shares                $143,199,464
                                                                    ============

SUMMARY OF SHAREHOLDERS' EQUITY:
  Common stock, par value $5.00 per share;
    authorized, 70,000,000 shares; outstanding,
    4,933,281 shares                                                $ 24,666,405
  Retained earnings prior to becoming investment company              92,939,370
  Undistributed net investment income                                    486,536
  Realized gain on investments                                         4,047,473
  Undistributed nontaxable gain                                        5,194,714
  Unrealized appreciation of investments                              15,864,966
                                                                    ------------

NET ASSETS, APPLICABLE TO COMMON STOCK OUTSTANDING                  $143,199,464
                                                                    ============

See accompanying notes to financial statements.

BMC FUND, INC.


STATEMENT OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Income:
    Exempt interest                                                 $ 1,728,248
    Other interest and dividends                                        661,505
    Earnings of wholly owned subsidiaries                               360,987
                                                                    -----------

          Total income                                                2,750,740
                                                                    -----------
  Expenses:
    Legal and professional fees                                          25,945
    Directors' fees (Note 2)                                             11,000
    Officers' remuneration (Note 2)                                      33,000
    Investment expenses                                                  57,473
    Salaries and commissions                                             22,981
    Property and liability insurance                                      4,610
    Depreciation expense                                                  1,077
    Taxes and license                                                    22,869
    Rent                                                                  7,050
    Office supplies and expense                                           3,179
    Travel and entertainment                                             30,652
    Miscellaneous                                                         1,340
                                                                    -----------

          Total expenses                                                221,176
                                                                    -----------

          Investment income, net                                      2,529,564
                                                                    -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Realized gain from investment securities sold                       4,047,473
  Change in unrealized appreciation of investments
   for the period                                                    (8,902,988)
                                                                    -----------

          Net loss on investments                                    (4,855,515)
                                                                    -----------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                $(2,325,951)
                                                                    ===========

See accompanying notes to financial statements.

BMC FUND, INC.


STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED SEPTEMBER 30, 1998 AND 1997
--------------------------------------------------------------------------------

                                                                     1998             1997
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
  Net investment income                                        $   2,529,564    $   2,827,430
  Net realized gain on investments                                 4,047,473        1,158,303
  Change in unrealized appreciation                               (8,902,988)       6,950,201
                                                               -------------    -------------
           Net increase (decrease) in net assets
             resulting from operations                            (2,325,951)      10,935,934

  Distributions to shareholders from investment
    income - net                                                   5,179,945        4,933,281
                                                               -------------    -------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                           (7,505,896)       6,002,653

NET ASSETS - Beginning of period                                 150,705,360      144,702,238
                                                               -------------    -------------
NET ASSETS AT END OF PERIOD (INCLUDING
  UNDISTRIBUTED NET INVESTMENT INCOME
  (1998 - $486,536; 1997 - $441,768)                           $ 143,199,464    $ 150,704,891
                                                               =============    =============

See accompanying notes to financial statements.

BMC FUND, INC.


NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED SEPTEMBER 30, 1998
--------------------------------------------------------------------------------

1.    SIGNIFICANT ACCOUNTING POLICIES

      BMC Fund, Inc. (the "Fund") is a closed-end, non-diversified investment company registered under the Investment Company Act of 1940, as amended. Prior to becoming a regulated investment company on April 1, 1981, BMC Fund, Inc. operated as a regular corporation. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

      A. Investment Valuations - The municipal bond investments and other investment securities are stated at market. The cost of the bonds has been adjusted for amortization of premium and accretion of discount over the term of the security. Interest income is adjusted to reflect such amortization and accretion. The market value of the investment in its wholly owned subsidiaries is based on the appraised value of the underlying assets. The investments in real estate are accounted for at appraised values updated by management.

      B. Income Taxes - No federal tax provision is required as it is the Company's policy to comply with the provision of Subchapter M of the Internal Revenue Code of 1954, as amended, including the distribution to its shareholders of substantially all of its income and any capital gains not offset by capital losses. Also, no state income tax provision has been provided because the states in which the Fund has income recognizes the tax exempt status of a regulated investment company.

      C. Investment Transactions - Investment transactions are accounted for on the date the order to buy or sell is executed. Realized gains and losses on investments are determined on the basis of specific identification of issues sold or matured.

      D. Dividend Policy - It is the Fund's policy to pay dividends during the year in sufficient amounts to meet the requirements to maintain its status as a regulated investment company.

      E. Temporary Cash and Short-term Investments - For purposes of financial reporting, the Company considers all investments at financial institutions with original maturities of three months or less (repurchase agreements at September 30, 1998) to be temporary cash investments. Short-term investments are considered to be money market investments managed by third party investors.

2.    ADVISORY BOARD AND REMUNERATION OF DIRECTORS

      The Fund does not have an advisory board. During the current six months, the Chairman was paid $8,000 and the President was paid $25,000. The independent directors are paid an annual fee of $1,000 plus $1,000 for each meeting attended.

3.    SUPPLEMENTAL INFORMATION

      Paul H. Broyhill, Chairman of the Board, and E. D. Beach, President, are primarily responsible for the day to day management of the Fund's portfolio and have had such responsibility since the inception of the Fund. In addition, portions of the Fund's portfolio are managed by IBJ Schroder Bank & Trust Company ("IBJ Schroder"), which is responsible for approximately $16.2 million of the Fund's portfolio, and W. H. Reaves & Co., Inc. ("Reaves & Co."), which is responsible for approximately $7.5 million of the Fund's portfolio. Christian E. Kaefer, a Senior Investment Officer of IBJ Schroder, is the portfolio manager responsible for the portion of the Fund's portfolio managed by IBJ Schroder; and William H. Reaves, who is the Chief Investment Officer of Reaves & Co., is the portfolio manager responsible for the portion of the Fund's portfolio managed by Reaves & Co. Mr. Kaefer and Mr. Reaves have held their current positions with IBJ Schroder and Reaves & Co., respectively, for more than five years.

      At a board of directors meeting held in July 1998, the board approved a plan to change the Fund's investment strategy so that no funds would be invested in tax-exempt securities after April 1, 1999 and that tax-exempt funds held on that date be disposed of in a prompt and reasonable manner. In preparation for this, the maturity dates of those securities now being held has been reduced to slightly more than one year.

                                   **********

BMC FUND, INC.


FINANCIAL HIGHLIGHTS
TEN YEAR PERIOD ENDED MARCH 31, 1998
AND SIX MONTH PERIOD ENDED SEPTEMBER 30, 1998
--------------------------------------------------------------------------------

The following table presents financial information divided into three parts: per share operating performance, total investment return and ratios and supplemental data for each of the years in the ten year period ended March 31, 1998 and in the six month period ended September 30, 1998. The first part, per share operating performance, details the changes on a per share basis of the fund's beginning net asset value to its ending net asset value. The second part, total investment return, is based on the market price of the fund's shares of stock. Part three, ratios and supplemental data, provides additional financial information related to the fund's performance.

                                             Six
                                            Months
                                            Ended                                       Years Ended March 31
PER SHARE OPERATING                      September 30,       ----------------------------------------------------------------------
  PERFORMANCE                                1998                1998        1997        1996        1995        1994         1993
Net asset value, beginning of period       $   30.55         $   29.33   $   29.40   $   28.23   $   28.02   $   28.59    $   27.77
                                           ---------         ---------   ---------   ---------   ---------   ---------    ---------
  Net investment income                          .51              1.26        1.29        1.22        1.28        1.30         1.42
  Net gains (losses) on investments            (0.98)             1.95         .54        1.69         .46        (.46)        1.14
                                           ---------         ---------   ---------   ---------   ---------   ---------    ---------
Total from investment operations               (0.47)             3.21        1.83        2.91        1.74         .84         2.56
                                           ---------         ---------   ---------   ---------   ---------   ---------    ---------
Less distributions:
  Dividends from net investment income          1.05              1.14        1.16        1.05        1.20        1.21         1.45
  Distributions from capital gains               .00               .85         .74         .69         .33         .20          .29
                                           ---------         ---------   ---------   ---------   ---------   ---------    ---------
Total distributions                             1.05              1.99        1.90        1.74        1.53        1.41         1.74
                                           ---------         ---------   ---------   ---------   ---------   ---------    ---------
Net asset value, end of period             $   29.03         $   30.55   $   29.33   $   29.40   $   28.23   $   28.02    $   28.59
                                           =========         =========   =========   =========   =========   =========    =========
Per share market value, end of period*     $   26.00         $   26.00   $   26.00   $   26.00   $   26.00   $   26.00    $   26.00
                                           =========         =========   =========   =========   =========   =========    =========

TOTAL INVESTMENT RETURN                        (3.62)%  **       12.33%       7.05%      11.17%       6.68%       3.25%        9.83%
                                           =========         =========   =========   =========   =========   =========    =========

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)   $ 143,199         $  150,705  $  144,702  $  145,036  $  139,248  $  138,230   $  141,023

Ratio of expenses to average net assets          .30%   **         .27%        .27%        .29%        .30%        .30%         .27%
Ratio of net investment income to
  average net assets                            3.44%   **        4.18%       4.39%       4.21%       4.55%       4.60%        5.02%
Portfolio turnover rate                        40.67%            26.98%      31.23%      21.75%      32.29%      22.48%       30.12%

                                                            Years Ended March 31
                                            -----------------------------------------------------
                                              1992           1991           1990           1989
Net asset value, beginning of period       $   27.71      $   27.69      $   27.58      $   27.87
                                           ---------      ---------      ---------      ---------
  Net investment income                         1.62           1.76           1.84           1.84
  Net gains (losses) on investments              .31            .30            .27           (.01)
                                           ---------      ---------      ---------      ---------
Total from investment operations                1.93           2.06           2.11           1.83
                                           ---------      ---------      ---------      ---------
Less distributions:
  Dividends from net investment income          1.72           1.83           1.92           1.84
  Distributions from capital gains               .15            .21            .08            .28
                                           ---------      ---------      ---------      ---------
Total distributions                             1.87           2.04           2.00           2.12
                                           ---------      ---------      ---------      ---------
Net asset value, end of period             $   27.77      $   27.71      $   27.69      $   27.58
                                           =========      =========      =========      =========
Per share market value, end of period*     $   26.00      $   26.00      $   26.00      $   26.00
                                           =========      =========      =========      =========

TOTAL INVESTMENT RETURN                         7.39%          7.93%          8.12%          7.07%
                                           =========      =========      =========      =========

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)   $ 136,994      $ 136,735      $ 136,633      $ 136,082

Ratio of expenses to average net assets          .29%           .31%           .28%           .40%
Ratio of net investment income to
  average net assets                            5.82%          6.36%          6.66%          6.65%

Portfolio turnover rate                        32.74%         29.17%         18.87%         20.32%


*     Unaudited - Based on stock trades during that year.
**    Annualized

BMC FUND, INC.                                                        SCHEDULE I


INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS
SEPTEMBER 30, 1998
--------------------------------------------------------------------------------

                                              Coupon                                                     Percent
                                             Interest    Maturity          Maturity          Market       of Net
Debt Issuer                                    Rate        Date             Value             Value       Assets
MUNICIPAL BONDS:
  Aiken County, SC Schools                    4.400%     04/01/99      $    250,000     $    251,385
  Alabama Mental Health Fin. Auth.            7.375%     05/01/99         1,000,000        1,043,220
  Anchorage, Alaska                           6.400%     07/01/00           200,000          209,208
  Anderson County, SC                         4.400%     03/01/99           275,000          278,880
  Asheboro, NC                                4.200%     02/01/99           210,000          210,620
  Austin, Texas                               4.500%     05/01/99           705,000          709,420
  Beaufort County, SC School                  6.750%     03/01/99           120,000          121,717
  Brunswick County, NC                        4.300%     03/01/00           500,000          505,205
  Charlotte-Mecklenburg Hosp Auth             7.700%     10/01/98           750,000          765,090
  Clark Cnty, Nevada                          4.550%     06/01/00           500,000          519,245
  Clark County, Nevada                        5.000%     06/15/00           300,000          306,582
  Cleveland Cnty, NC San Dist                 5.600%     03/01/99           205,000          206,962
  Cleveland Cnty, NC San Dist                 5.900%     03/01/99           150,000          151,621
  Cleveland Cnty, NC San Dist                 6.000%     03/01/00           150,000          155,018
  Cleveland County, NC                        5.100%     06/01/00           400,000          409,880
  Columbia, SC                                6.000%     02/01/99           400,000          403,596
  Columbia, SC                                6.100%     02/01/00           350,000          361,648
  Cook County, GA                             4.500%     09/01/00           295,000          299,747
  Dawson County, GA                           4.600%     10/01/00         1,050,000        1,069,604
  District of Columbia Rev.*                variable     07/01/23         3,000,000        3,000,000
  Dorchester Cnty, SC                         6.700%     02/01/99           235,000          237,611
  Dorchester Cnty, SC*                      variable     04/15/99         3,000,000        3,004,740
  Durham County, NC Bond                      5.400%     02/01/99           205,000          206,453
  Durham County, NC Pub. Impt.*             variable     05/01/08         2,000,000        2,000,000
  Emmaus, PA*                               variable     12/01/28         3,000,000        3,000,000
  Fairfax County, VA*                       variable     09/01/21         4,340,000        4,340,000
  Farmington, NM School Dist. 005             4.625%     09/01/99           650,000          657,228
  Florence Cnty, SC School                    6.500%     03/01/99           525,000          531,757
  Forsyth Cnty, NC                            6.700%     03/01/99           100,000          101,417
  Gaston County, NC                           4.000%     06/01/99           140,000          140,669
  Georgia Municipal Elec.                     4.500%     01/01/00           300,000          302,859
  Georgia St. Environmental*                  6.500%     07/01/10           250,000          260,742
  Georgia State Series A                      4.900%     03/01/99           500,000          503,410
  Georgia State Series B*                     6.250%     11/01/09           500,000          517,260
  Hampton, VA Public Impt.*                   6.625%     01/01/10           100,000          105,629
  Hawaii State                                4.250%     07/01/99         1,000,000        1,006,220
  Honolulu, Hawaii City & County              4.700%     06/01/00           300,000          305,799
  Honolulu, Hawaii City & County              7.100%     06/01/00           500,000          532,590

BMC FUND, INC.                                                        SCHEDULE I

SEPTEMBER 30, 1998
--------------------------------------------------------------------------------

                                              Coupon                                                     Percent
                                             Interest    Maturity          Maturity          Market       of Net
Debt Issuer                                    Rate        Date             Value             Value       Assets
MUNICIPAL BONDS (Continued):
  Hopewell, VA                                4.200%     10/01/98      $    200,000     $    200,004
  Horry County, SC School                     4.375%     03/01/00           975,000          986,281
  Horry County, SC Series B                   4.000%     03/01/99           350,000          351,057
  Horry County, SC*                           7.500%     12/01/98           250,000          256,733
  Illinois State BE                           4.700%     06/01/99           600,000          605,400
  Kentucky State Economic Dev.*               7.125%     05/15/00           500,000          534,875
  Kershaw Cnty, SC Series B                   7.000%     03/01/99           380,000          385,841
  King County, Washington*                    6.750%     12/01/00           355,000          377,976
  Kings Mountain, NC                          4.600%     03/01/99           300,000          301,674
  Knoxville, TN Rfdg*                         4.850%     05/01/99           500,000          504,500
  Laurens County, SC                          3.700%     03/01/99         1,125,000        1,126,485
  Lexington Cnty, SC Rec. District            6.000%     02/01/00           435,000          448,550
  Lexington Cnty, SC*                         6.950%     02/01/08           300,000          309,603
  Lexington Cnty, SC*                         7.000%     02/01/09           320,000          330,294
  Lexington Cnty, SC*                         7.000%     02/01/10           345,000          356,099
  Lowndes County, Mississippi                 6.000%     08/01/00           375,000          390,682
  Lumberton NC                                4.250%     03/01/99           135,000          135,425
  Marlboro County, SC                         5.200%     03/01/00           250,000          255,898
  Maryland State Health & Higher
    Educ.*                                    7.125%     07/01/10           375,000          404,344
  Maui County, Hawaii                         6.800%     12/01/00           500,000          537,480
  Mecklenburg County, NC                      6.750%     04/01/00           100,000          104,598
  Mecklenburg County, NC Pub.
    Impt.                                     6.200%     01/01/00           100,000          103,200
  Mecklenburg County, NC Ser.
    A&B*                                      6.700%     04/01/05           170,000          176,256
  Mecklenburg County, NC*                   variable     02/01/17         2,600,000        2,600,000
  Mecklenburg County, NC*                     6.100%     04/01/02           250,000          265,790
  Michigan State Hosp. Finance*               7.000%     07/01/10           500,000          537,895
  Milwaukee County, WI                        6.000%     12/01/00           500,000          524,085
  Milwaukee, WI Met. Sewer Dist.              6.700%     10/01/00           500,000          529,545
  Montgomery County, PA*                    variable     12/01/13         4,660,000        4,660,000
  New Hanover Cnty, NC                        6.900%     05/01/99           140,000          142,922
  New Hanover Cnty, NC                        5.000%     05/01/99           250,000          252,492
  North Carolina Med. Care*                 variable     10/01/16         6,000,000        6,000,000
  North Carolina Mun Power -
    Catawba                                   5.200%     01/01/00           250,000          254,657
  North Carolina Mun Power Agy
    No 1                                      5.100%     01/01/99           250,000          251,090

BMC FUND, INC.                                                        SCHEDULE I

SEPTEMBER 30, 1998
--------------------------------------------------------------------------------

                                              Coupon                                                     Percent
                                             Interest    Maturity          Maturity          Market       of Net
Debt Issuer                                    Rate        Date             Value             Value       Assets
MUNICIPAL BONDS (Continued):
  North Carolina State Clean Water            4.250%     06/01/99      $  1,000,000     $  1,006,660
  North Carolina State*                       6.100%     03/01/05           250,000          272,238
  North Charleston, SC                        5.500%     02/01/00           245,000          251,265
  North Hampton County, NC                    3.650%     03/17/99         2,401,000        2,403,977
  Ohio State Pub. Facs.                       5.625%     12/01/99           500,000          512,855
  Ohio State Bldg. Authority                  6.900%     04/01/99           900,000          915,993
  Orange County, NC School*                   6.900%     06/01/00           180,000          193,016
  Pennsylvania State                          7.200%     12/01/98           500,000          503,280
  Pennsylvania State Ult.                     6.900%     05/01/00           200,000          209,978
  Polk County, NC                             6.500%     05/01/99           520,000          529,662
  Providence, RI*                             7.250%     12/15/10           500,000          547,400
  Randolph County, NC BE                      6.400%     04/01/99           145,000          147,259
  Richland County, SC                         6.250%     03/01/99           205,000          207,521
  Richland County, SC School
    Dist. 2                                   5.300%     05/01/99           700,000          708,134
  Richland County, SC*                        6.750%     03/01/06           500,000          530,925
  Richland County, SC School
    Dist. #2                                  5.900%     03/01/99         1,150,000        1,162,259
  Richland Lexington, SC Airport              4.200%     07/01/99           250,000          251,667
  Richmond, VA 1993 B                         4.700%     07/15/00           100,000          101,849
  Robeson County, NC Rfdg*                    6.250%     03/01/02           200,000          204,438
  Rock Hill, Ohio                             4.150%     04/15/99         1,000,000        1,003,840
  Rocky Mount, NC Wtr                         5.750%     04/01/99           475,000          481,731
  Salisbury, NC                               4.750%     06/01/00           100,000          101,647
  Sanford, NC Water & Sewer                   4.400%     03/01/99           170,000          170,794
  Sanford, NC Wtr  & Swr                      6.200%     03/01/99           265,000          268,206
  Schuylkill Haven, PA Area School            4.000%     09/01/00           295,000          296,982
  Shelby Cnty, Tenn School Bd*                5.150%     05/01/01           500,000          504,330
  Shelby Cnty, Tenn School Ser A*             5.350%     05/01/02           500,000          505,625
  Shikellamy, PA School*                      6.000%     11/15/99           675,000          694,582
  Somerset, PA Area School                    4.000%     07/01/00           395,000          397,911
  Somerset, PA Area School GO                 4.000%     07/01/01           405,000          408,876
  South Carolina State*                       5.750%     05/01/07           250,000          262,782
  Spartanburg County, NC School               4.400%     04/01/00           500,000          506,020
  Sumter County, SC                           6.125%     06/01/99           100,000          101,794
  Sumter County, SC Series B                  5.250%     06/01/00           100,000          102,711
  Surry Cnty, NC                              6.250%     04/01/99         1,000,000        1,014,890
  Tennessee State                             6.100%     06/01/00           300,000          312,276

BMC FUND, INC.                                                        SCHEDULE I

SEPTEMBER 30, 1998
--------------------------------------------------------------------------------

                                              Coupon                                                     Percent
                                             Interest    Maturity          Maturity          Market       of Net
Debt Issuer                                    Rate        Date             Value             Value       Assets
MUNICIPAL BONDS (Continued):
  Utah State                                  4.400%     07/01/99      $    500,000     $   504,255
  VCBA Virginia Educ./Hampton
    Univ.*                                    7.750%     04/01/14         1,000,000        1,070,730
  Washington State Reg UT                     7.200%     05/01/03           270,000          276,094
  Wayne Cnty, NC Water                        6.900%     04/01/99           110,000          111,989
  West New York, NJ                           7.000%     12/15/00           350,000          374,188
  West Virginia State Pub Imps.               6.500%     11/01/00           475,000          502,203
  Wilsons Mills Water Dist., NC               3.700%     03/24/99         1,096,000        1,097,403
  Winston-Salem, North Carolina*              5.500%     06/01/99           240,000          241,632
  Wisconsin State Clean Water                 4.500%     06/01/00           450,000          456,341
  Wynford, Ohio                               3.950%     04/15/99         1,000,000        1,002,900
  York County, SC School #1
    Ser. A                                    7.000%     07/01/00           300,000          316,944
                                                                       ------------     ------------

TOTAL INVESTMENTS IN
  MUNICIPAL BONDS                                                      $ 76,562,000     $ 77,684,815      54.25%
                                                                       ============     ============      =====

BMC FUND, INC.                                                        SCHEDULE I


INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS
SEPTEMBER 30, 1998
--------------------------------------------------------------------------------

                                                                                                Percent
                            Shares                                                    Market     of Net
Industries                   Held            Company Name                  Cost        Value     Assets
COMMON STOCKS:
  Aerospace/Defense          4,000    Boeing Company                  $  203,200   $  137,250
                             8,000    Coltec Industries                  167,768      121,000
                             6,100    Raytheon Company                   162,351      329,019
                                                                      ----------     --------
                                                                         533,319      587,269    0.41%
                                                                      ----------    ---------    ----

  Aluminum                   2,900    Aluminum Company of America         93,670      205,900    0.14%
                                                                      ----------    ---------    ----

  Apparel                    7,400    Jones Apparel Group                 55,234      169,738    0.12%
                                                                      ----------    ---------    ----

  Auto & Truck               3,000    General Motors Common              145,430      164,625    0.11%
                                                                      ----------    ---------    ----

  Banking                      124    Banco Santander ADR                    956        1,876
                             7,350    Charter One Financial Inc.         210,312      182,831
                             4,500    First American Corp. Tenn           67,188      172,688
                             2,000    First Hawaiian Inc.                 76,606       68,000
                               510    HSBC Holdings ADR                  123,647       93,463
                             9,580    Mellon Bank Corp.                  203,452      526,900
                             3,500    NationsBank                         61,206      187,250
                               600    Wells Fargo & Co.                  165,101      213,000
                                                                      ----------     --------
                                                                         908,468    1,446,008    1.01%
                                                                      ----------    ---------    ----

  Beverage - Alcoholic       2,200    Anheuser Busch Companies Inc        75,120      118,800    0.08%
                                                                      ----------    ---------    ----

  Beverage - Nonalcoholic    7,000    Pepsico Inc.                       253,374      206,063    0.14%
                                                                      ----------    ---------    ----

  Building Materials         7,300    Eagle Hardware & Garden            141,353      158,319
                            10,000    Fletcher Challenge Bldg. Div       128,360       95,625
                                                                      ----------     --------
                                                                         269,713      253,944    0.18%
                                                                      ----------    ---------    ----

  Canadian Energy              200    Imperial Oil Ltd.                    2,856        3,050    0.00%
                                                                      ----------    ---------    ----

  Chemical - Basic           4,500    Monsanto Co.                        45,659      253,125    0.18%
                                                                      ----------    ---------    ----

  Chemical - Diversified     4,600    Air Products & Chemicals           118,101      136,850
                             1,000    E. I. DuPont de Nemours             55,126       56,250
                                                                      ----------     --------
                                                                         173,227      193,100    0.13%
                                                                      ----------    ---------    ----

  Computer Software &        4,500    Automatic Data Processing          121,984      336,375
    Services                 3,000    Electronic Data Systems            158,115       99,563
                             4,200    Hewlett Packard                     59,839      222,337
                             5,300    Sun Microsystems                   171,046      264,006
                                                                      ----------     --------
                                                                         510,984      922,281    0.64%
                                                                      ----------    ---------    ----

BMC FUND, INC.                                                        SCHEDULE I

SEPTEMBER 30, 1998
--------------------------------------------------------------------------------

                                                                                                Percent
                            Shares                                                    Market     of Net
Industries                   Held            Company Name                  Cost        Value     Assets
COMMON STOCKS
  (Continued):
  Consumer Products          6,500    Kimberly Clark                  $  334,587   $  263,250    0.18%
                                                                      ----------    ---------    ----

  Diversified Companies      6,000    Allied Signal                      155,680      212,250
                             2,200    United Technologies                119,037      168,163
                                                                      ----------     --------
                                                                         274,717      380,413    0.27%
                                                                      ----------    ---------    ----

  Drugs                      3,500    Alza Corp.                         102,519      151,813
                             5,000    Amgen Inc.                         296,281      377,812
                             1,730    Cardinal Health Inc.               109,321      178,622
                            23,000    Johnson & Johnson                  528,594    1,799,750
                             3,400    Pfizer Inc.                         51,129      359,550
                                                                      ----------     --------
                                                                       1,087,844    2,867,547    2.00%
                                                                      ----------    ---------    ----

  Drugstores                 6,488    CVS Corp.                           86,140      284,256    0.20%
                                                                      ----------    ---------    ----

  Electrical Equipment       4,100    General Electric                    67,537      326,206    0.23%
                                                                      ----------    ---------    ----

  Electric Utilities         1,500    Allegheny Energy Inc.               41,923       47,344
                            14,000    Ameren Corp.                       546,769      587,125
                             6,600    Cinergy Corp.                      204,869      252,450
                             7,500    CMS Energy Corp.                   272,135      326,719
                             4,750    Dominion Resources Inc.            164,587      211,969
                            10,700    Duke Energy Corp.                  497,478      708,206
                            17,000    FirstEnergy Corp.                  441,259      528,062
                             3,000    Marketspan Corp.                    89,175       86,063
                            15,500    Nipsco Industries Inc.             370,677      509,562
                            14,600    Southern Company                   329,065      429,788
                            21,000    Teco Energy Inc.                   514,039      599,812
                             2,600    TNP Enterprises Inc.                74,469       90,837
                             3,500    Wisconsin Energy Corp.             100,939      110,469
                                                                      ----------     --------
                                                                       3,647,384    4,488,406    3.13%
                                                                      ----------    ---------    ----

  Electronics                4,500    Maxim Integrated Products          140,188      125,438
                             7,187    Molex Inc.                         145,014      208,423
                             5,000    SCI Systems Inc.                   169,953      134,687
                                                                      ----------     --------
                                                                         455,155      468,548    0.33%
                                                                      ----------    ---------    ----

  Engineering               14,800    Siebe PLC ADR                      102,248       95,327    0.07%
                                                                      ----------    ---------    ----

  Entertainment              6,000    Walt Disney Co.                    117,360      152,250    0.11%
                                                                      ----------    ---------    ----

BMC FUND, INC.                                                        SCHEDULE I

SEPTEMBER 30, 1998
--------------------------------------------------------------------------------

                                                                                                Percent
                            Shares                                                    Market     of Net
Industries                   Held            Company Name                  Cost        Value     Assets
COMMON STOCKS
  (Continued):
  Farm Machinery, Equip      6,000    Pioneer Hi Bred Intl Common     $  184,528   $  159,375    0.11%
    & Supplies                                                         ----------    ---------   ----


  Food Processing            3,000    CP Pokphand Ltd. ADR                 7,113        1,695
                             3,200    Dole Foods Inc.                    149,599      115,600
                             5,500    Nabisco Holdings Corp.             159,315      197,656
                             6,150    Nestle SA ADR                      201,834      611,753
                             5,000    Sara Lee Corp.                     151,625      270,000
                                                                      ----------     --------
                                                                         669,486    1,196,704    0.83%
                                                                      ----------    ---------    ----

  Food Wholesalers          11,000    Sysco Corp.                        168,834      259,188    0.18%
                                                                      ----------    ---------    ----

  Foreign Electric
    Utilities                7,200    Endesa Nacional Elec. ADR           94,486      158,400    0.11%
                                                                      ----------    ---------    ----

  Foreign                    7,600    Cable & Wireless ADR               204,818      206,150
    Telecommunications       3,800    Ericsson L M Telephone              22,848       69,825
                               800    Telecomunicacoe Brasil ADR          94,582       55,400
                                                                      ----------     --------
                                                                         322,248      331,375    0.23%
                                                                      ----------    ---------    ----

  Gold/Silver Mining        20,000    Bema Gold Corp.                     49,183       27,500
                             6,000    Euro Nevada Mining                  81,622       99,157
                            14,600    Pan American Silver                114,686       85,775
                             4,600    Stillwater Mining Co.              100,309      145,187
                                                                      ----------     --------
                                                                         345,800      357,619    0.25%
                                                                      ----------    ---------    ----

  Grocery                    6,800    Kroger Co.                          83,572      340,000    0.24%
                                                                      ----------    ---------    ----

  Hotel/Gaming               9,000    International Game Tech            168,630      167,062
                             3,000    Starwood Hotel & Resorts           104,343       91,125
                                                                      ----------     --------
                                                                         272,973      258,187    0.18%
                                                                      ----------    ---------    ----

  Household Products         3,500    Colgate Palmolive Co.               89,886      240,625    0.17%
                                                                      ----------    ---------    ----

  Insurance                  3,937    American International Group       100,062      308,562
                             4,000    Conseco Inc.                       175,165      122,250
                             7,450    ING Groep NV ADR                   134,201      326,869
                                                                      ----------     --------
                                                                         409,428      757,681    0.53%
                                                                      ----------    ---------    ----

BMC FUND, INC.                                                        SCHEDULE I

SEPTEMBER 30, 1998
--------------------------------------------------------------------------------

                                                                                                Percent
                            Shares                                                    Market     of Net
Industries                   Held            Company Name                  Cost        Value     Assets
COMMON STOCKS
  (Continued):
  Limited Partnerships     500,000    Bay Harbour 90-1 LP             $  500,000   $  464,190
                           400,000    GolfSouth 1994 LP                  380,000      200,000
                           500,000    Mariner Partners LP                500,000      495,458
                           100,000    Piedmont Venture Partners          100,000      100,000
                           750,000    Rose Glen Capital Partners I LP    750,000      948,964
                           500,000    Safe Harbor Fund LP                500,000      572,904
                         1,000,000    Stark Investments LP             1,000,000      962,785
                            78,679    ULQ Hedge Fund Ltd Partnership   1,025,000    1,033,253
                           500,000    WP Strategic LP                    500,000      272,758
                                                                      ----------     --------
                                                                       5,255,000    5,050,312    3.53%
                                                                      ----------    ---------    ----

  Machinery                  8,000    Dover Corp.                         87,144      247,000
                               300    FMC Corp.                           19,938       15,469
                                                                      ----------     --------
                                                                         107,082      262,469    0.18%
                                                                      ----------    ---------    ----

  Manufactured Housing/      6,600    Clayton Homes Inc.                 118,267      115,500    0.08%
    Recreational Vehicles                                             ----------    ---------    ----


  Medical Services          15,459    Healthsouth Corp.                  208,611      162,319
                             3,000    United Healthcare Corp.            112,560      105,000
                                                                      ----------     --------
                                                                         321,171      267,319    0.19%
                                                                      ----------    ---------    ----

  Medical Supplies           4,000    Baxter Intl. Inc.                  106,245      238,750    0.17%
                                                                      ----------    ---------    ----

  Natural Gas -
    Distributing               600    Indiana Energy Inc.                 17,510       18,825
                               200    ONEOK Inc.                           6,504        6,800
                             1,800    Providence Energy Corp.             37,407       35,100
                                                                      ----------     --------
                                                                          61,421       60,725    0.04%
                                                                      ----------    ---------    ----

  Natural Gas -
    Diversified                100    Consolidated Natural Gas             5,285        5,450
                             7,500    Enron Corp.                        356,862      401,250
                             4,200    Questar Corp.                       80,735       80,850
                               500    Williams Companies Inc.             13,758       14,375
                                                                      ----------     --------
                                                                         456,640      501,925    0.35%
                                                                      ----------    ---------    ----

  Oilfield Services          2,300    Apache Corp.                        72,605       61,669
    & Equipment              4,000    Nabors Industries Inc.              53,863       60,750
                             5,000    Newpark Resources Inc.              88,200       34,375
                               500    Petroleum Geo-Services              14,964        7,969
                             5,000    R & B Falcon Corp.                  48,883       60,312
                             2,000    Transocean Offshore                 50,698       69,375
                                                                      ----------     --------
                                                                         329,213      294,450    0.21%
                                                                      ----------    ---------    ----

BMC FUND, INC.                                                        SCHEDULE I

SEPTEMBER 30, 1998
--------------------------------------------------------------------------------

                                                                                                Percent
                            Shares                                                    Market     of Net
Industries                   Held            Company Name                  Cost        Value     Assets
COMMON STOCKS
  (Continued):
Petroleum - Integrated         800    Amoco Corp.                     $   34,687   $   43,100
                             5,400    Atlantic Richfield Co.             349,221      383,063
                             2,800    Elf Aquitaine ADR                  112,150      174,125
                             8,000    Exxon Corp.                        364,932      565,000
                             6,600    Mobil Corp.                        244,860      501,188
                               500    Murphy Oil Corp.                    19,300       19,375
                             3,500    Repsol ADR                         119,233      147,656
                             5,700    Royal Dutch Petroleum              283,378      271,462
                             2,774    Texaco Inc.                        134,793      173,548
                             6,500    Unocal Corp.                       265,320      235,625
                             2,100    USX Marathon Group                  69,984       74,419
                            12,000    YPF Sociedad Anonima ADR           291,622      312,000
                                                                      ----------     --------
                                                                       2,289,480    2,900,561    2.03%
                                                                      ----------    ---------    ----

Petroleum - Producing        1,700    Burlington Resources Inc.           80,921       63,537
                               800    Kerr McGee Corp.                    38,055       36,400
                             3,000    Noble Affiliates Inc.              114,585       95,625
                             1,300    Ocean Energy Inc.                   22,443       17,063
                                                                      ----------     --------
                                                                         256,004      212,625    0.15%
                                                                      ----------    ---------    ----

Railroad                     6,600    Norfolk Southern Corp.             179,579      191,813    0.13%
                                                                      ----------    ---------    ----

Real Estate                 10,700    Choice Hotels                      126,777      135,756
  Investment Trusts          5,500    Colonial Properties                134,072      155,719
                             7,800    Equity Resident Properties         240,907      329,062
                            10,700    HRPT Properties Trust              200,912      172,537
                             5,000    Indymac Mortgage Holdings Inc.     104,921      101,250
                             5,000    Kilroy Realty Corp.                106,216      115,000
                             6,300    MGI Properties Inc.                100,871      174,825
                            11,600    New Plan Realty Trust              253,837      261,731
                             5,300    Post Properties Inc.               202,202      205,044
                             6,100    Tanger Factory Outlet              148,726      138,394
                             4,400    Trinet Corp Realty Trust           126,916      143,550
                                                                      ----------     --------
                                                                       1,746,357    1,932,868    1.35%
                                                                      ----------    ---------    ----

Restaurants                  3,000    McDonald's Corp.                   191,460      179,062    0.13%
                                                                      ----------    ---------    ----

Retail Stores                3,000    Costco Companies Inc.               54,625      142,125
                             2,000    Marks & Spencer Ltd. ADR            73,704       92,380
                             5,500    Meyer Fred Inc.                    115,005      213,812
                                                                      ----------     --------
                                                                         243,334      448,317    0.31%
                                                                      ----------    ---------    ----

BMC FUND, INC.                                                        SCHEDULE I

SEPTEMBER 30, 1998
--------------------------------------------------------------------------------

                                                                                                Percent
                            Shares                                                    Market     of Net
Industries                   Held            Company Name                  Cost        Value     Assets
COMMON STOCKS
  (Continued):
Semiconductors               2,000    Intel Corp.                     $  158,125   $  171,500
                             3,500    Motorola Inc.                      202,368      150,063
                             4,000    Xilinx Inc.                        152,875      140,000
                                                                      ----------     --------
                                                                         513,368      461,563    0.32%
                                                                      ----------    ---------    ----

Telecommunications           8,400    Commscope Inc.                     107,067       97,125
  Equipment                  3,714    Lucent Technologies                 97,673      257,195
                                                                      ----------     --------
                                                                         204,740      354,320    0.25%
                                                                      ----------    ---------    ----

Telecommunications          15,014    Alltel Corp.                       563,697      707,534
  Services                  12,000    Ameritech Corp.                    495,832      570,000
                             2,800    AT&T                               108,879      163,625
                            11,000    Bell Atlantic                      473,580      532,813
                             1,500    BellSouth                           92,867      112,875
                            23,331    Citizens Utilities Co.             206,626      189,564
                             7,400    GTE Corp.                          296,310      407,000
                            21,400    SBC Communications Inc.            602,517      949,625
                             4,000    Sprint Corp.                       112,572      288,000
                                                                      ----------     --------
                                                                       2,952,880    3,921,036    2.74%
                                                                      ----------    ---------    ----

Water Utility                5,800    American Water Works Inc.          138,825      181,975    0.13%
                                                                      ----------    ---------    ----

TOTAL INVESTMENTS
  IN COMMON STOCKS                                                   $27,352,333  $35,484,850   24.78%
                                                                     ===========  ===========   ======

BMC FUND, INC.                                                        SCHEDULE I

SEPTEMBER 30, 1998
--------------------------------------------------------------------------------

                                                                                  Percent
                                                                      Market       of Net
Company Name                                 Shares       Cost         Value       Assets
MUTUAL FUNDS:
  Baron Asset Fund                            8,838   $  300,292   $  353,177
  Central European Value Fund                 2,000       25,823       18,250
  Cornercap Growth Fund                      26,859      299,368      311,836
  Ivy Fund Emerging Growth A                  9,916      263,023      247,010
  Ivy Fund Global Science & Tech. A          13,882      211,899      235,722
  Ivy Fund Global Fund Cl A                   9,072      115,213       86,730
  Ivy International Fund A                    6,585      209,116      236,988
  Midcap Spdr Tr Unit Ser 1                   3,300      185,085      197,381
  Scudder Spain & Portugal Fund              13,300      100,468      160,431
  Spdr Tr Unit Ser 1                          1,000       77,942      101,750
                                                      ----------   ----------

TOTAL INVESTMENT IN MUTUAL FUNDS                      $1,788,229   $1,949,275      1.36%
                                                      ==========   ==========      ====

BMC FUND, INC.                                                        SCHEDULE I

SEPTEMBER 30, 1998
--------------------------------------------------------------------------------

                                                                                                      Percent
                                                                                           Market      of Net
Industries                                    Company Name                   Cost           Value      Assets
Short-term investments                 Federated Prime
                                         Obligations Fund #859         $   7,006,702   $  7,006,702
                                                                       -------------   ------------
TOTAL INVESTMENTS IN
  SHORT-TERM INVESTMENTS                                               $   7,006,702      7,006,702     4.89%
                                                                       =============   ------------    -----

TOTAL INVESTMENTS -
  MARKET VALUE                                                                         $122,125,642    85.28%
                                                                                       ============    =====

* Putable prior to maturity date.

Aggregate gross unrealized appreciation of security values        $  10,300,630
Aggregate gross unrealized depreciation of security values           (1,536,073)
                                                                  -------------
Net appreciation of security values                                   8,764,557
Tax cost of securities                                              113,361,085
                                                                  -------------

Total market value of securities                                  $ 122,125,642
                                                                  =============

BMC FUND, INC.                                                       SCHEDULE II


INVESTMENTS - OTHER THAN SECURITIES
SEPTEMBER 30, 1998
--------------------------------------------------------------------------------

                                                                    Market
                                                                   Value at
                                                                    End of
Description                                                         Period

INVESTMENT LAND:
  Residential acreage including subdivided lots in Caldwell,
    Rutherford and Wilkes Counties, N.C                            $ 150,000 (a)
                                                                   ---------

TOTAL                                                              $ 150,000
                                                                   =========

      Aggregate appreciation of investment land and buildings      $   2,360
      Tax cost of investment land and buildings                      147,640
                                                                   ---------

      Market value of investment land and buildings                $ 150,000
                                                                   =========

(a)  Non-income producing property.

BMC FUND, INC.                                                      SCHEDULE III


INVESTMENTS IN AFFILIATES
SEPTEMBER 30, 1998
--------------------------------------------------------------------------------

                                             Number of       Amount of Equity
                                           Shares Held At      In Net Profit    Amount of      Value at
                                           September 30,     And Loss for the   Dividends    September 30,
Issuer                                        1998                Period           (2)           1998
Broyhill Industries Inc. - wholly owned
    subsidiary                                1,000            $  (21,951)        $ -        $   518,671

P. B. Realty, Inc. - wholly owned
    subsidiary                                1,000               382,938           -         21,028,473
                                                               ----------         ----       -----------

TOTAL                                                          $  360,987         $ -        $21,547,144
                                                               ==========         ====       ===========

(2) All of the dividends received by BMC Fund, Inc. from their wholly owned subsidiaries have been credited to the investment account, since BMC Fund, Inc. is accounting for their investment in the subsidiary companies on the equity method.